Deferred income tax - Components of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax assets and liabilities
Deferred tax assets, gross	$ 428	$ 469	$ 432
Available for offset	(207)	(196)
Deferred tax assets	221	273	194	$ 223
Deferred tax liabilities, gross	(790)	(928)	(729)
Available for offset	207	196
Deferred tax liabilities	(583)	(732)	$ (491)
Tax losses
Deferred income tax assets and liabilities
Deferred tax assets, gross	34	34
Employee benefit obligations
Deferred income tax assets and liabilities
Deferred tax assets, gross	187	181
Depreciation timing differences
Deferred income tax assets and liabilities
Deferred tax assets, gross	90	86
Provisions
Deferred income tax assets and liabilities
Deferred tax assets, gross	70	99
Other
Deferred income tax assets and liabilities
Deferred tax assets, gross	47	69
Deferred tax liabilities, gross	(26)	(42)
Intangible assets
Deferred income tax assets and liabilities
Deferred tax liabilities, gross	(395)	(508)
Accelerated depreciation and other fair value adjustments
Deferred income tax assets and liabilities
Deferred tax liabilities, gross	$ (369)	$ (378)